10. SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
6. Share-Based Compensation

On September 27, 2010 the Company adopted the 2010 Stock Option Plan (the “2010 Plan”). The 2010 Plan authorized the grant of options to purchase up to 3,000,000 shares of the Company’s common stock to directors, officers, employees and consultants. On December 29, 2011 the Company adopted the 2012 Stock Option Plan (the “2012 Plan”) providing authority to grant options on 1,265,000 shares of common stock remaining available for issuance under the 2010 Plan and new authority for an additional 3,000,000 shares of common stock. The 2012 Plan replaced the 2010 Plan but awards previously granted under the 2010 Plan remain outstanding in accordance with their terms. Any outstanding option grants that expire or terminate, other than through exercise or share settlement, under the 2010 Plan will also become eligible for grant under the 2012 Plan. Options granted under the 2012 Plan may not be exercised until stockholder approval or twelve months, whereupon if approval has not been obtained, any incentive options will be treated as non-qualified options.

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of each option as of its grant date or any revaluation date. These inputs are subjective and generally require significant analysis and judgment to develop. The following table sets forth the significant weighted-average assumptions used in the Black-Scholes model and the calculation of stock-based compensation cost (annualized percentages):

	Three Months Ended
	December 31,
	2011	2010
Volatility	90%	100%
Risk-free interest rate	0.99%	1.06%
Forfeiture rate	0.00%	0.00%
Dividend yield	0.00%	0.00%
Expected life in years	4.96	4.75
Weighted average fair value of options granted	$0.49	$0.22

As the Company’s stock only commenced trading in October 2010, management estimated its expected volatility for fiscal 2011 by reviewing the historical volatility of the common stock of a group of selected peer public companies that operate in similar industries and are similar in terms of stage of development or size and then projecting this information toward its future expected results. Judgment was used in selecting these companies, as well as in evaluating the available historical volatility for these peer companies. In the current fiscal year the Company commenced using its historical volatility which did not vary significantly from prior estimates. The risk-free interest rate is based on rates published by the Federal Reserve Board. The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. The Company has a small number of option grants and limited exercise history and accordingly has for all new option grants applied the simplified method prescribed by SEC Staff Accounting Bulletin 110, Share-Based Payment: Certain Assumptions Used in Valuation Methods - Expected Term, to estimate expected life (computed as vesting term plus contractual term divided by two). An estimated forfeiture rate was determined to be zero as the number of grantees is limited and all are currently expected to serve in their capacities during the vesting period. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate. Such amounts, if any, will be recorded as a cumulative adjustment in the period in which the estimate is changed.

The Company recorded share-based compensation in its statements of operations for the relevant periods as follows:

	Three Months Ended
	December 31,
	2011	2010
Selling, general and administrative	$152,291	$19,594
Research and development	44,011	19,381
	$196,302	$38,975

As of December 31, 2011 total estimated compensation cost relating to stock options granted but not yet vested was $1,409,500. This cost is expected to be recognized over the weighted average period of 1.1 years.

The following table summarizes stock option activity for the period:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (2)
Outstanding October 1, 2011	1,735,000	$0.36
Granted	2,805,000	$0.65
Canceled/expired	-	-
Exercised	(475,000)	$0.32
Outstanding December 31, 2011 (1)	4,065,000	$0.56	$571,550
Exercisable December 31, 2011	872,500	$0.46	$217,525

(1)	Options outstanding are exercisable at prices ranging from $0.30 to $1.20 and expire in 2015 to 2016.

(2)	Aggregate intrinsic value is based on the closing price of our common stock on December 31, 2011 of $0.70.

10. SHARE-BASED COMPENSATION

Pursuant to LRAD Corporation’s 2005 Equity Incentive Plan, the Company recorded $5,521 of share-based compensation expense for the year ended September 30, 2010 related to personnel whose salary and benefit costs were allocated to the Company. No stock options were granted to such allocated personnel during fiscal 2010 and no legacy options were assumed by the Company in connection with the Spin-Off.

On September 27, 2010 the Company adopted the 2010 Stock Option Plan (the “2010 Plan”). The 2010 Plan authorizes the grant of options to purchase up to 3,000,000 shares of the Company’s common stock to directors, officers, employees and consultants.  During the year ended September 30, 2011 the Company granted options on 1,735,000 shares of common stock under the 2010 Plan.

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of each option as of its grant date or any revaluation date. These inputs are subjective and generally require significant analysis and judgment to develop. The following table sets forth the significant weighted-average assumptions used in the Black-Scholes model and the calculation of stock-based compensation cost (annualized percentages):

Years Ended September 30,	2011	2010
Volatility	99%	not applicable
Risk-free interest rate	1.14%	not applicable
Forfeiture rate	0.00%	not applicable
Dividend yield	0.00%	not applicable
Expected life in years	4.75	not applicable
Weighted average fair value of options granted	$0.25	not applicable

Since the Company’s stock only commenced trading after the Spin-Off, the Company’s management estimated its expected volatility by reviewing the historical volatility of the common stock of a group of selected peer public companies that operate in similar industries and are similar in terms of stage of development or size and then projecting this information toward its future expected results. Judgment was used in selecting these companies, as well as in evaluating the available historical volatility for these peer companies. The risk-free interest rate is based on rates published by the Federal Reserve Board. The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. The Company has a small number of option grants and no exercise history and accordingly has for all new option grants applied the simplified method prescribed by SEC Staff Accounting Bulletin 110, Share-Based Payment: Certain Assumptions Used in Valuation Methods - Expected Term, to estimate expected life (computed as vesting term plus contractual term divided by two). An estimated forfeiture rate was determined to be zero as the number of grantees is limited and all are currently expected to serve in their capacities during the vesting period. Forfeitures are estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates or if the Company updates its estimated forfeiture rate. Such amounts, if any, will be recorded as a cumulative adjustment in the period in which the estimate is changed.

F-17

The Company recorded share-based compensation in its statements of operations for the relevant periods as follows:

Years Ended September 30,	2011	2010
Cost of revenue	$-	$1,222
Selling, general and administrative	94,031	4,299
Research and development	94,280	-
	$188,311	$5,521

In addition the Company issued stock options valued at $20,000 during the year ended September 30, 2011 to a vendor as payment for tooling costs which was capitalized and included in equipment and tooling at September 30, 2011. The recorded value of these options was determined based on the value of the services provided as this was deemed to be a more reliable measurement of the consideration received.

As of September 30, 2011 total estimated compensation cost relating to stock options granted but not yet vested was $234,857. This cost is expected to be recognized over the weighted average period of 1.1 years.

The following table summarizes stock option activity for the period:

	Number	Weighted Average	Aggregate
	of Shares	Exercise Price	Intrinsic Value (2)
Fiscal 2010:			$-
Outstanding October 1, 2009	34,167	$2.80
Granted	-	-
Canceled/expired	(34,167)	$2.80
Exercised	-	-
Outstanding September 30, 2010	-	-

Fiscal 2011:
Outstanding October 1, 2010	-
Granted	1,735,000	$0.36
Canceled/expired	-	-
Exercised	-	-
Outstanding September 30, 2011 (1)	1,735,000	$0.36	$695,050
Exercisable September 30, 2011	849,375	$0.34	$348,519

(1)	Options outstanding are exercisable at prices ranging from $0.30 to $1.20 and expire in 2015 to 2016.

(2)	Aggregate intrinsic value is based on the closing price of our common stock on September 30, 2011 of $0.75.

The following table summarizes information about stock options outstanding at September 30, 2011:

Range of exercise prices	Number outstanding at September 30, 2011	Number exercisable at September 30, 2011	Weighted Average exercise price	Weighted a verage remaining contractual life	Weighted average Exercise price of options exercisable at September 30, 2011
$0.30-$0.33	1,555,000	780,000	$0.31	4.0	$0.31
$0.58-$0.66	145,000	63,750	$0.61	4.5	$0.63
$1.20	35,000	5,625	$1.20	4.9	$1.20